Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (1,245,704)	$ 2,644,342	$ (869,650)	$ 8,044,722	$ 4,490,977	$ 11,413,092
Adjustments to reconcile net income to net cash used in operating activities:
Interest and dividend income on investments held in Trust Account			(674)
Expensed offering costs					1,020,874
Unrealized gain on investments held in Trust Account	(232,425)	(189,623)	(386,117)	(262,400)	(18,824)	(1,721,085)
Realized gain on investments held in Trust Account	(2,915,143)	(126,548)	(5,465,137)	(151,838)	(18,126)	(2,241,175)
Change in fair value of derivative liability – forward purchase agreement	276,000	(16,000)	812,000	(232,000)	456,000	468,000
Change in fair value of warrant liabilities	2,222,000	(2,626,000)	3,030,000	(8,080,000)	(6,666,000)	(10,302,000)
Change in fair value of promissory note – related party	123		123
Deferred tax expense			81,085			365,381
Changes in operating assets and liabilities:
Prepaid expenses			221,775	199,944	(755,707)	425,529
Accounts payable			349,810	(7,105)	12,475	(7,375)
Accrued expenses			508,065	89,785	82,947	392,981
Income tax payable			634,478			393,497
Franchise tax payable			(33,333)	(82,066)	182,466	(128,733)
Net cash used in operating activities			(1,117,575)	(480,958)	(1,212,918)	(941,888)
Cash Flows from Investing Activities:
Cash deposited in Trust Account					(250,000,000)
Proceeds from Trust Account to pay taxes			626,748	263,316		330,384
Net cash provided by in investing activities			626,748	263,316	(250,000,000)	330,384
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor					25,000
Proceeds from issuance of promissory note to related party			400,000		350,000
Repayment of promissory note					(350,000)
Proceeds from initial public offering, net of underwriter’s discount paid					245,000,000
Proceeds from sale of private placement warrants					7,700,000
Offering costs paid					(762,826)
Net cash provided by financing activities			400,000		251,962,174
Net change in cash			(90,827)	(217,642)	749,256	(611,504)
Cash – beginning of period			137,752	749,256		749,256
Cash – end of period	$ 46,925	$ 531,614	46,925	531,614	749,256	137,752
Supplemental disclosure of noncash investing and financing activities:
Excess of cash received over fair value of convertible promissory note – related party			123,847
Deferred underwriting fee payable					8,750,000
Initial classification of derivative asset – forward purchase agreement					440,000
Remeasurement of Class A common stock subject to possible redemption to redemption value			4,544,094		32,199,265	2,755,071
Fair value of Founders Shares transferred to Anchor Investors					7,207,313
Forfeiture of Class B common stock					$ 94
Supplemental cash flow information
Cash paid for income and franchise taxes			$ 626,748